NORTHEAST
                                    INVESTORS
                                      TRUST

                                 A NO-LOAD FUND

                               Semi-Annual Report
                             For the Period Ending
                                 March 31, 2003


Table of Contents
Letter to Shareholders                                          1
Historical Information                                          2
Summary of Net Assets                                           4
Schedule of Investments                                         5
Financial Statements                                            12
Financial Highlights                                            15
Notes to the Financial Statements                               16
Trustees & Officers                                             19


Dear Fellow Shareholders,
After a difficult year in fiscal 2002, the high yield market has staged a recovery in the first half of fiscal 2003. Although our relative performance in fiscal 2002 was quite positive, we have underperformed the high yield market in the last six months. The primary causes for this were certain credit issues and our large cash position.

With regards to our cash position, we witnessed substantial inflows in 2002, as our outperformance during the fiscal year attracted investments from those seeking exposure to the high yield market. However, other funds have also seen inflows, and this development has put upward technical pressure on the market and has made us hesitant to chase the market in what we view as a very low interest rate environment. Indeed, there is evidence in the new issue market where new deals are oversubscribed of thewidespread pressures on portfolio managers to make investments. Our experience leads us to worry that this type of new issue market typically erodes the discipline of the underwriting community, leading to credit problems down the road.

Having said that, we have made several purchases in the fallen angel category of high yield bonds, which we generally see as being more attractive than that of the new issue end of the market. Although the fallen angel credits typically have more complex and less transparent organizational structures than those in the original issue high yield market, in general we believe it is better to be buying high yield bonds from forced investment-grade sellers than it is to be buying alongside forced high yield buyers.

Looking forward, we would hope that the buying pressure in the new issue and so-called go-go sectors of the market will subside, permitting us to invest our shareholders' resources in a deliberate manner in a more thoughtful market.

We are cognizant that cash initially appears to offer a total return disadvantage versus longer duration bonds of various credit qualities. However, in both 1994 and 1998, longer duration securities suffered when the market retreated. Indeed, the analogy to 1994 may prove to be the most apt, as the yield curve at that point, as it is currently, was quite positively sloped, with the apparent incentive for investors to reach for extra yield by taking on more interest rate and credit risk.

We are also certainly aware that cash investments earning 1% or so have an impact today on the Trust's distributions, but we seek to allocate the Trust's assets with an eye toward the long-term production of income, and, with considerable investments of our own resources in the Trust, that horizon remains our primary focus.

Sincerely,
Bruce H. Monrad
Chairman of the Trustees


Historical Information

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442        1.115          0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003(b)            22,861        264,218,169       6.94      1,832,157,275         0.31          0.0000        7.00
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) For the six months ended March 31, 2003.


Average Annual Total
Return (unaudited)
One year ended March 31, 2003                                           (1.84%)
Five years ended March 31, 2003                                         (0.59%)
Ten years ended March 31, 2003                                           6.67%


SEC Yield (unaudited)
Yield calculated as of March 31, 2003 (unaudited):                       7.93%


Summary of Net Assets
March 31, 2003 (unaudited)
                                                                        % of
                                                Value                   Net Assets
Corporate Bonds & Notes
Apparel                                         $39,074,200             2.13%
Building & Construction                           6,784,158             0.37%
Chemicals                                        73,071,923             3.99%
Clothing                                         26,449,750             1.45%
Conglomerate                                     12,851,613             0.70%
Electrical Utilities                            212,995,950            11.63%
Energy/Natural Resources                        163,324,893             8.92%
Entertainment                                    69,327,594             3.79%
Financial Services                               20,232,462             1.11%
Food & Beverage                                  17,107,349             0.93%
Food Processing                                   9,765,000             0.53%
Food Service                                     12,131,250             0.66%
Gaming                                          123,155,239             6.72%
Grocery Stores                                   25,559,517             1.40%
Health Care Supplies                                400,000             0.02%
Manufacturing/Service Industry                   25,511,925             1.39%
Metals & Mining                                  46,604,483             2.54%
Miscellaneous Manufacturing                      16,758,950             0.91%
Oil/Gas Exploration                              15,515,000             0.85%
Packaging and Container                          36,905,000             2.01%
Paper/Forest Products                            12,124,491             0.66%
Petroleum and Drilling                           14,925,000             0.81%
Production and Manufacturing                     19,048,500             1.04%
Recreation                                       39,701,323             2.17%
Retail                                           16,754,357             0.91%
Retail Food Chains                               68,157,394             3.72%
Transportation                                   11,162,500             0.61%
Miscellaneous                                     2,074,400             0.11%
                                             --------------           -------
Total Corporate Bonds & Notes                $1,137,474,221            62.08%
Total Foreign Bonds                              43,006,785             2.35%
Total Common Stocks                              93,658,367             5.12%
Total Preferred Stocks                           14,359,950             0.78%
Total Warrants                                    1,473,999             0.08%
Total US Short Term Securities                  474,855,925            25.92%
Total Repurchase Agreement                       39,669,492             2.16%
                                             --------------           -------
Total Investments                             1,804,498,739            98.49%
Cash & Receivables                               40,326,233             2.20%
                                             --------------           -------
Total Assets                                  1,844,824,972           100.69%
Less Liabilities                                (12,667,697)           (0.69%)
                                             --------------           -------
Net Assets                                   $1,832,157,275           100.00%


Schedule of Investments
March 31, 2003 (unaudited)

Corporate Bonds & Notes Value
Name of Issuer Principal (Note B)

Apparel - 2.13%
Levi Strauss and Co. 6.8%, 11/01/03                             $16,640,000             $16,827,200
Polymer Group, Inc. Subordinated Debt, 10%, 12/31/07              2,591,000               2,591,000
Samsonite Corp. Senior Sub. Notes, 10.75%, 6/15/08               22,400,000              19,656,000
                                                                                        -----------
                                                                                         39,074,200

Building & Construction - 0.37%
Aluma Enterprises, Inc., 7.5%, 12/31/01 (a)                       1,411,220               1,284,210
Henry Company Senior Notes Series B, 10%, 4/15/08                 2,500,000               1,625,000
Nualt Enterprises, Inc., 6%,12/31/04 (a)(b)                       7,042,799               3,874,948
                                                                                          ---------
                                                                                          6,784,158

Chemicals - 3.99%
General Chemical Ind. Senior Sub. Notes, 10.625%,
5/01/09                                                           3,000,000                 742,500
Huntsman Polymer Corp. Senior Notes, 11.75%, 12/01/04             2,000,000               1,700,000
Lyondell Senior Secured Notes Series B, 9.875%, 5/01/07 (c)      22,000,000              22,000,000
Lyondell Chemical Senior Sub. Notes, 10.875%, 5/01/09 (c)        10,000,000               9,300,000
Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12         20,000,000              20,600,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08              14,510,100              11,172,777
Pioneer Americas, Inc., FRN 4.9%, 12/31/06                        1,457,217               1,078,340
Sterling Chemical, Inc., PIK 10%, 12/19/07                        7,666,634               6,478,306
                                                                                         ----------
                                                                                         73,071,923

Clothing - 1.45%
St. John Knits Senior Sub. Notes, 12.5%, 7/1/09                  10,000,000              10,300,000
West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/05             40,725,000              12,624,750
West Point Stevens, Inc. Sen. Notes, 7.875%, 6/15/08             11,750,000               3,525,000
                                                                                         ----------
                                                                                         26,449,750

Conglomerate - 0.70%
Jordan Industries Sen. Sub. Disc. Notes Series B, 11.75%,
4/01/09                                                           6,616,713               1,331,613
Jordan Industries Senior Notes Series D, 10.375%, 8/01/07         9,500,000               4,560,000
Jordan Industries Senior Notes Series B, 10.375%, 8/01/07        14,500,000               6,960,000
                                                                                         ----------
                                                                                         12,851,613

Electric Utilities - 11.63%
Illinova Corp., Series 144A, 11.5%, 12/15/10 (c)                 50,000,000              52,750,000
Nevada Power Co., Series 144A, 10.875%, 10/15/09                  5,000,000               5,175,000
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10            29,000,000              26,390,000
Sierra Pacific Power Co. Series A, 8%, 6/01/08                    7,385,000               7,163,450
Southern California Edison, 8%, 2/15/07                          60,000,000              64,200,000
Pacific Gas & Electric Co. Senior FRN Notes, 7.958%,
10/31/01                                                         50,500,000              49,742,500
Pacific Gas & Electric Co. Senior Notes, 7.375%, 11/01/05         7,500,000               7,575,000
                                                                                        -----------
                                                                                        212,995,950

Energy/Natural Resources - 8.92%
Giant Industries Sen. Sub. Notes, 11%, 5/15/12                    5,000,000               4,425,000
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (c)(d)                    20,000,000              22,478,360
KCS Energy Inc. Senior Sub. Notes, 8.875%, 1/15/06               12,500,000              10,625,000
Key Energy Senior Sub. Notes Series B, 14%, 1/15/09 (c)          10,235,000              11,565,550
Nuevo Energy Co. Senior Notes Series B, 9.5%, 6/01/08 (c)         8,250,000               8,497,500
Nuevo Energy Co. Senior Sub. Notes, 9.375%, 10/01/10              3,600,000               3,708,000
Parker Drilling Co. Senior Notes Series D, 10.125%, 11/15/09     19,195,000              20,154,750
Resource America, Inc. Senior Notes, 12%, 8/01/04                 7,500,000               7,500,000
Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09 (c)          10,000,000              10,450,000
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (c)          18,000,000              18,315,000
Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08 (c)        14,000,000              11,970,000
Transocean Sedco. Forex Notes, 6.75%, 4/15/05                     1,840,000               1,997,083
Universal Compression Sen. Disc. Notes, 9.875%, 2/15/08          22,500,000              23,625,000
Wiser Oil Co. Sen. Sub. Notes, 9.5%, 5/15/07                      9,655,000               8,013,650
                                                                                        -----------
                                                                                        163,324,893

Entertainment - 3.79%
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 3/15/09         19,000,000              18,952,500
AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12       16,500,000              16,458,750
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11         17,400,000              17,313,000
Cinemark USA, Inc. Senior Sub. Notes Series B, 9.625%,
8/01/08                                                           3,000,000               3,041,250
Cinemark USA, Inc. Senior Sub. Notes Series D, 9.625%,
8/01/08                                                           6,500,000               6,589,375
Cinemark USA, Inc. Senior Sub. Notes Series B, 8.5%,
8/01/08                                                           4,675,000               4,797,719
Regal Cinemas, Inc. Senior Sub. Notes Series B, 9.375%,
2/01/12                                                           2,000,000               2,175,000
                                                                                         ----------
                                                                                         69,327,594

Financial Services - 1.11%
Finova Group, Inc. Notes, 7.5%, 11/15/09                          9,085,000               3,202,462
Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06 (c)        15,000,000               8,100,000
Metris Companies, Inc. Senior Notes, 10%, 11/01/04                2,000,000               1,080,000
Providian Financial Corp., 3.25%, 8/15/05 (c)                    10,000,000               7,850,000
                                                                                         ----------
                                                                                         20,232,462

Food & Beverage - 0.93%
Chiquita Brands Senior Notes, 10.56%, 3/15/09                    10,328,697              11,103,349
Envirodyne Industries, Inc. Senior Notes, 10.25%, 12/01/01 (b)   20,395,000               4,079,000
Mrs. Fields Original Cookies Senior Sub. Notes, 10.125%,
12/01/04                                                          3,500,000               1,925,000
                                                                                         ----------
                                                                                         17,107,349


Food Processing - 0.53%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08 (c)     9,000,000               9,765,000


Food Service - 0.66%
Aurora Food, Inc. Senior Sub. Notes Series D, 9.875%,
2/15/07                                                           9,000,000               4,095,000
Aurora Food, Inc. Senior Sub. Notes Series B, 9.875%,
2/15/07                                                           4,500,000               2,047,500
Aurora Food, Inc. Senior Sub., 8.75%, 7/01/08                     8,250,000               3,671,250
B&G Foods Senior Sub. Notes Series D, 9.625%, 8/01/07             2,250,000               2,317,500
                                                                                         ----------
                                                                                         12,131,250

Gaming - 6.72%
Fitzgeralds Gaming Corp. Senior Sec. Notes, 12.25%,
12/15/04 (b)                                                        917,357                 229,339
Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06        90,530,000              70,613,400
Venetian Casino/Las Vegas Sands, 11%, 6/15/10                    50,000,000              52,312,500
                                                                                        -----------
                                                                                        123,155,239

Grocery Stores - 1.40%
Fleming Co., Inc. Senior Sub. Notes, 9.875%, 5/01/12             26,000,000                 650,000
Fleming Co., Inc. Senior Sub. Notes Ser D, 10.625%, 7/31/07 (c)  10,000,000                 300,000
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (c)             15,000,000               3,075,000
Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/2009 (c)         3,000,000                  75,000
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10                    8,309,000               1,641,027
Pathmark Stores, Inc. Senior Sub. Notes 8.75%, 2/01/12           11,500,000              11,040,000
Penn Traffic Senior PIK Notes, 11%, 6/29/09                      10,032,560               8,778,490
                                                                                         ----------
                                                                                         25,559,517

Health Care Supplies - 0.02%
Global Health Sciences Company Senior Notes, 11%,
5/1/08 (a)(b)                                                     5,000,000                 400,000


Manufacturing/Service Industry - 1.39%
Blount, Inc. 7%, 6/15/05 (c)                                     14,505,000              12,836,925
Haynes International Senior Notes, 11.625%, 9/01/04              10,000,000               5,400,000
Key Components LLC Senior Notes, 10.5%, 6/01/08                   7,500,000               7,275,000
                                                                                         ----------
                                                                                         25,511,925

Metals & Mining - 2.54%
Crown Euro Holdings SA, Secured Notes, 9.5%, 3/01/11             23,000,000              22,971,250
Golden Northwest Aluminum, First Mortgage Notes, 12%,
12/15/06                                                         12,500,000               1,187,500
Inland Steel Corp. First Mortgage Nts. Series R, 7.9%,
1/15/07 (c)                                                       6,500,000               4,810,000
Kaiser Aluminum Chemical Corp. Sen. Sub. Notes, 12.75%,
2/01/03 (b)                                                      46,230,000               1,849,200
Kaiser Aluminum Chemical Corp. Sen. Nts. Ser. B, 10.875%,
10/15/06 (b)                                                     12,000,000               7,440,000
Kaiser Aluminum Chemical Corp. Series D, 10.875%,
10/15/06 (b)                                                      1,500,000                 930,000
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (b)               8,000,000                  80,000
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (b)            7,500,000                  75,000
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (b)                                                       2,915,265               2,011,533
Ormet Corp. Senior Notes, 11%, 8/15/08 (c)                       15,000,000               5,250,000
                                                                                         ----------
                                                                                         46,604,483

Miscellaneous Manufacturing - 0.91%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                 6,645,000               3,388,950
Great Lakes Corp. Senior Sub. Notes, 11.25%, 8/15/08              9,000,000               9,450,000
Remington Product Co. Sen. Sub. Notes Series D, 11%,
5/15/06                                                           4,000,000               3,920,000
                                                                                         ----------
                                                                                         16,758,950

Oil/Gas Exploration - 0.85%
Comstock Resources Inc. Senior Notes, 11.25%, 5/01/07 (c)        14,500,000              15,515,000


Packaging and Container - 2.01%
Owens-Illinois, Inc. Senior Notes, 7.85%, 5/15/04 (c)            22,000,000              22,055,000
Owens-Illinois, Inc. Senior Notes, 7.15%, 5/15/05 (c)            15,000,000              14,850,000
                                                                                         ----------
                                                                                         36,905,000

Paper/Forest Products - 0.66%
American Tissue, Inc. Senior Secured Notes, 12.5%,
7/15/06 (b)                                                      14,114,856                 882,179
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (b)                  14,950,000                  56,062
Four M Corporation Senior Notes, Series B, 12%, 6/01/06           1,500,000               1,533,750
Stone Container Corp. Senior Notes, 11.5%, 8/15/06 (c)            9,000,000               9,652,500
                                                                                         ----------
                                                                                         12,124,491

Petroleum and Drilling - 0.81%
ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10                    2,000,000               2,120,000
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10            1,000,000               1,045,000
Petro Stopping Center Financial Senior Notes, 10.5%, 2/01/07      9,000,000               8,595,000
Southern Natural Gas Senior Notes, 8.875%, 3/15/10                3,000,000               3,165,000
                                                                                         ----------
                                                                                         14,925,000

Products and Manufacturing - 1.04%
Motors and Gears, Inc. Senior Notes Series D, 10.75%,
11/15/06 (c)                                                     22,410,000              19,048,500


Recreation - 2.17%
Coast Hotels & Casino Company Gtd. Notes, 9.5%,
4/01/09 (c)                                                      15,000,000              16,012,500
Hollywood Park Inc., Senior Sub. Notes Series B, 9.25%,
2/15/07                                                          27,307,000              23,688,823
                                                                                         ----------
                                                                                         39,701,323

Retail - 0.91%
Eye Care Centers of America, Inc. Senior Notes, 9.125%,
5/01/08                                                          10,000,000               8,600,000
Eye Care Centers Sub. Nts. FRN, 5.59875%, 5/01/08                 5,000,000               3,900,000
National Vision Senior Notes, 12%, 3/30/09                        7,806,159               4,254,357
                                                                                         ----------
                                                                                         16,754,357

Retail Food Chains - 3.72%
Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08         58,768,700              46,133,429
American Restaurant Group Senior Notes Series D, 11.5%,
11/01/06 (c)                                                     15,886,000              10,961,340
Foodmaker Inc., 8.375%, 4/15/08                                   6,700,000               6,892,625
Planet Hollywood Secured, 12.75%, 5/09/05 (b)                     3,000,000                 270,000
Romacorp, Inc. Senior Notes, 12%, 7/01/06 (c)                     7,500,000               3,900,000
                                                                                         ----------
                                                                                         68,157,394

Transportation - 0.61%
Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09 (c)              10,000,000              11,162,500

Miscellaneous - 0.11%
Hines Horticulture Senior Sub. Notes Series B, 12.75%,
10/15/05                                                          1,951,000               2,048,550
Mosler, Inc. Senior Notes, 11%, 4/15/03 (b)                      10,340,000                  25,850
                                                                                          ---------
                                                                                          2,074,400

Total Corporate Bonds & Notes - 62.08%
(cost - $1,467,959,916)                                                              $1,137,474,221

Foreign Bonds
Name of issuer

Foreign Bonds - 2.35%
Brazil C Bond Debentures, 8%, 4/15/14                            12,314,100              $9,705,112
Argentina Global Bonds, 12%, 6/19/31                             34,249,578               6,580,714
Republic of Brazil Discount Ser Z-L, 14.5%, 10/15/09             26,366,000              26,695,575
Euro Stabilization Advances, 12/15/26                           GBP 133,613                  25,384
                                                                                         ----------
Total Foreign Bonds - (cost - $56,290,166)                                               43,006,785


Stocks                                                          Number of
Name of issuer                                                  Shares

Common Stock - 5.12%
Chiquita Brands, Inc. (e)                                         1,039,148              11,399,454
Chubb Corp. (c)                                                     300,000              13,296,000
Contour Energy (a) (e)                                              750,000               2,625,000
Darling International, Inc. (e)                                     745,530               1,476,149
Denny's Corp. (e)                                                 1,217,762                 657,591
Dictaphone, Inc. (a) (e)                                            225,489                 958,328
Evenflo Corp. (a) (e)                                               509,091               1,050,000
FRD Acquisition Co. (a) (e)                                         276,475               1,331,249
International Airline Support Group (e)                             219,540                  41,713
Jamboree Holdings LLC (e)                                            50,307                 125,767
JPS Capital (e)                                                   1,038,823               1,454,352
J P Morgan Chase & Co.                                              370,000               8,772,700
Laroche Industries, Inc. (a) (e)                                     36,000                 381,600
Lodgian, Inc. (e)                                                   514,070               1,650,165
MAXXAM, Inc. (e)                                                    200,000               1,832,000
National Vision, Inc. (e)                                           349,784                 132,918
NL Industries                                                       510,200               8,214,220
Nualt Enterprises (a) (e)                                            10,752                     108
Pathmark Stores (e)                                               1,600,398              10,690,659
Penn Traffic (e)                                                  1,906,164               2,363,643
Pioneer America (e)                                                 282,700               1,272,150
Planet Hollywood International, Inc. (e)                            132,500                   1,325
Polymer Group, Inc. - Class A (e)                                   331,594               1,989,564
Prandium (e)                                                        869,935                 139,190
Safelite Glass Corp., Class B (a) (e)                               109,677                 877,416
Safelite Realty Corp. (a) (e)                                         7,403                  59,224
Smurfit-Stone Container (e)                                         257,142               3,425,131
Sterling Chemical, Inc. (e)                                         245,739               6,143,475
Tokheim (e)                                                         180,224                   4,506
Trilanco 2 Limited (a) (e)                                               98                       1
Trilanco 3 Limited (a) (e)                                               98                       1
Walter Industries, Inc.                                             500,000               4,360,000
WestPoint Stevens, Inc. (c) (e)                                   1,600,000                 704,000
Zions Bancorporation                                                145,600               6,228,768
                                                                                         ----------
Total Common Stocks - (cost - $377,203,063)                                              93,658,367


Preferred Stocks - 0.78%

American Restaurant Group, PIK 12% (a)                                6,911              $1,727,750
Lodgian, Inc. PIK 12.25%                                            433,880               8,352,200
Chubb Corp. 7%                                                      200,000               4,280,000
                                                                                         ----------
Total Preferred Stocks - (cost - $24,438,721)                                            14,359,950

                                                                Number of
Warrants                                                        Shares or                 Value
Name of issuer                                                  Units                     (Note B)

Warrants - 0.08%
American Restaurant Group Warrants (a) (e)                            3,500                     $35
Dictaphone Warrants (a) (e)                                         203,566                     163
Key Energy Service Warrants (e)                                      15,000               1,290,000
Safelite Glass Corp. A Warrants (a) (e)                             268,789                  21,503
Safelite Glass Corp. B Warrants (a) (e)                             179,192                  14,335
Sterling Chemical Warrants (e)                                       83,125                 147,963
                                                                                          ---------
Total Warrants - (cost - $17,083,949)                                                     1,473,999


                                                                                           Value
U.S. Short Term Securities                                      Principal                  (Note B)
U.S. Short Term Securities - 25.92%
US Treasury Bill, 4/17/03                                       $50,000,000             $49,974,200
US Treasury Bill, 5/08/03                                        50,000,000              49,942,600
US Treasury Bill, 6/05/03                                        50,000,000              49,899,250
US Treasury Bill, 7/10/03                                        50,000,000              49,845,150
US Treasury Bill, 8/07/03                                        50,000,000              49,800,900
US Treasury Bill, 9/11/03                                        75,000,000              74,619,975
US Treasury Bill, 9/25/03                                        75,000,000              74,587,350
US Treasury Notes, 3.25%, 12/31/03                               75,000,000              76,186,500
                                                                                         ----------
Total US Short Term Securities -(cost - $474,923,650)                                   474,855,925

Repurchase Agreement - 2.16%
Investors Bank & Trust Repurchase Agreement, 1.01% due
04/01/03 $39,669,492                                                                    $39,669,492
Total Repurchase Agreement -
(cost - $39,669,492)                                                                    -----------
                                                                                         39,669,492
Total Investments - 98.49%
(cost - $2,457,568,957)                                                               1,804,498,739
                                                                                      -------------
Net Other Assets - 1.51%                                                                 27,658,536
                                                                                      -------------
Net Assets - 100%                                                                     1,832,157,275


* Acquired on March 31, 2003. Collateralized by $41,652,809 of U.S. Government mortgage-backed securities due thru 11/15/02. The maturity value is $39,670,455.

(a) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(b) Non-income producing security due to default or bankruptcy filing.
(c) All or a portion of security has been pledged to collateralize short-term borrowings.
(d) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(e) Non-income producing security.
PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
The accompanying notes are an integral part of the financial statements.


Statement of Assets and Liabilities (Unaudited)
March 31, 2003

Assets
Investments - at market value (cost $2,457,568,957)             $1,804,498,739
Receivable for interest                                             37,658,975
Receivable for shares sold                                           2,667,258
                                                                 -------------
Total Assets                                                     1,844,824,972

Liabilities
Payable for shares repurchased                                     $10,197,676
Payable for trustee fees                                             2,303,062
Accrued expenses                                                       166,959
                                                                    ----------
Total Liabilities                                                   12,667,697
                                                                --------------
Net Assets                                                      $1,832,157,275
                                                                --------------
Net Assets Consist of:
Capital, at a $1.00 par value                                     $264,218,169
Paid in surplus                                                  2,340,075,232
Distribution in excess of net investment income                     (7,698,967)
Accumulated net realized loss on investments                      (111,366,941)
Net unrealized depreciation of investments                        (653,070,218)
                                                                --------------
Net Assets                                                      $1,832,157,275
                                                                --------------
Net Asset Value, offering price and redemption price per share
($1,832,157,275/264,218,169 shares)                                     $6.94

The accompanying notes are an integral part of the financial statements.

Statement of Operations (Unaudited)
Six Months Ended March 31, 2003

Investment Income
Interest                                                           $74,807,457
Dividends                                                            2,046,686
Other Income                                                           642,957
                                                                   -----------
Total Income                                                        77,497,100

Expenses
Trustee fees                                                        $4,468,400
Administrative expenses and salaries                                   646,959
Printing, postage and stationary fees                                  132,400
Computer and related expenses                                          120,100
Commitment fees                                                         99,702
Legal fees                                                              88,750
Auditing fees                                                           64,200
Insurance                                                               56,725
Registration and filing fees                                            21,350
Telephone                                                                9,100
Custodian fees                                                           1,730
Other expenses                                                           6,550
                                                                    ----------
Total Expenses                                                       5,715,966
                                                                    ----------
Net Investment Income                                               71,781,134

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions                     (19,360,204)
Change in unrealized depreciation of investments                    (1,147,428)
                                                                   -----------
Net Increase in Net Assets Resulting from Operations               $51,273,502
The accompanying notes are part of the financial statements.


Statement of Changes in Net Assets
                                                Six Months
                                                Ended                           Year Ended
                                                March 31, 2003                  September 30,
                                                (unaudited)                     2002

Increase (Decrease) in Net Assets
From Operations:

Net investment income                           $71,781,134                     $123,068,494
Net realized loss from investment transactions  (19,360,204)                     (89,737,960)
Change in unrealized appreciation (depreciation) of
investments                                      (1,147,428)                       9,658,656
Net Increase in Net Assets Resulting            ------------                    -------------
from Operations                                  51,273,502                       42,989,190

Distributions to Shareholders from Net Investment
Income                                          (75,038,273)                    (123,928,252)
                                                ------------                    ------------
From Net Trust Share Transactions               384,452,052                      380,267,157
                                                ------------                    ------------
Total Increase in Net Assets                    360,687,281                      299,328,095
                                                ------------                    ------------
Net Assets:
Beginning of Period                           1,471,469,994                    1,172,141,899
                                              --------------                   -------------
End of Period                                $1,832,157,275                   $1,471,469,994

The accompanying notes are an integral part of the financial statements.


                                Six Months
                                Ended
                                March 31, 2003                                  Year Ended September 30,
                                (unaudited)     2002#           2001            2000            1999            1998
Per Share Data^
Net Asset Value:
Beginning of Period             $7.05           $7.42           $9.08           $10.08          $10.42          $11.79
Income From
Investment
Operations:
Net investment income            0.30            0.65            0.92             1.02            1.05            1.01
Net realized and
unrealized (loss) on
investment                      (0.10)          (0.35)          (1.61)           (0.90)          (0.23)          (1.42)
                                ------          ------          ------           ------          ------          ------
Total from investment
operations                       0.20            0.30           (0.69)            0.12            0.82           (0.41)
Less Distributions:
Net investment income           (0.31)          (0.67)          (0.97)           (1.12)          (0.98)          (0.96)
Capital Gain *********             -               -               -                -            (0.18)             -
                                ------          ------          ------           ------          ------          ------
Net Asset Value:
End of Period                   $6.94           $7.05           $7.42            $9.08          $10.08          $10.42

Total Return                    2.90%           4.00%           (8.18%)          1.29%          7.99%           (4.13%)

Ratios & Supplemental
Data
Net assets end of period
(in millions)                  $1,832.2       $1,471.5          $1,172.1        $1,430.1       $2,059.1         $2,046.7

Ratio of operating
expenses to average
net assets*                     0.69%~          0.70%            0.86%           1.22%          0.73%            0.70%

Ratio of interest expense
to average net assets           0.00%           0.00%            0.21%           0.61%          0.12%            0.09%

Ratio of net investment
income to average net
assets                          8.64%~          8.61%           11.10%           10.84%         9.99%             8.73%

Portfolio turnover rate          12%~            18%              22%              4%            27%               64%

* Includes Interest Expense When Applicable
^Per Share Data calculated using the Average Share Method
#As required, effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and
Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by
$0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to
September 30, 2002 have not been restated to reflect this change in presentation.
~ Annualized


Notes to Financial Statements for the
six months ended March 31, 2003 (unaudited)

Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. The market value of securities fair valued by the Board of Trustees on March 31, 2003 was 14,605,871, which represented .80% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist. State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The total number of the Trust's shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2003 was 1,618,017 shares (.61%).

Note D - Shares of Beneficial Interest
At March 31, 2003, there were unlimited shares of beneficial interest authorized with a par value of $1.00 Transactions in shares of beneficial interest were as follows:


                                         Six Months Ended                        Year Ended
                                         March 31, 2003                          September 30, 2002
                                        Shares          Amount                  Shares          Amount
Shares Sold                           153,300,929   $1,072,691,188           165,947,515     $1,240,005,194
Shares issued to shareholders
in reinvestment of distributions
from net investment income              8,143,835       56,331,204            11,978,945         88,186,763
                                      -----------   --------------           -----------      -------------
                                      161,444,764    1,129,022,392           177,926,460      1,328,191,957
Shares repurchased                   (106,205,819)    (744,570,340)         (127,050,410)      (947,924,800)
                                     ------------   --------------          ------------      -------------
Net Increase (Decrease)                55,238,945     $384,452,052            50,876,050       $380,267,157


Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $202,663,945 and $98,691,818 respectively, for the period ended March 31, 2003.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2003 the Trust had unused lines of credit amounting to $140,000,000 and there was no outstanding balance. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the six months ended March 31, 2003 was as follows:
Distributions paid from:
Ordinary income                                                 $75,038,273

At March 31, 2003 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                      2,468,411,316
Gross unrealized gain                                            44,866,365
Gross unrealized loss                                          (708,778,942)
                                                              -------------
Net unrealized security gain (loss)                            (663,912,577)

Trustees and Officers
The Trustees of the Trust are Ernest E. Monrad, Bruce H. Monrad, Robert B. Minturn, C. Earl Russell, Fred L. Glimp, J. Murray Howe and Peter J. Blampied. Under Massachusetts law, the Trustees are generally responsible for the management of the Trust. The following table provides certain information about the Trust s Trustees and Officers:
The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                        Principal
                        Position(s)                                 Occupation(s)
                        Held                 Length of              During                      Other Directorships
Name, Address and Age   with Trust           Time Served(1)         Last 5 Years                Held by Trustee

AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad        Trustee              42 years              Trustee of the Trust,        Century Shares Trust
50 Congress Street                                                 Chairman until May,          Century Capital
Boston, MA                                                         2000                         Management Trust
Age 72                                                                                          The New America High
                                                                                                Income Fund, Inc.
                                                                                                Northeast Investors
                                                                                                Growth Fund
Bruce H. Monrad         Chairman and         9 years               Trustee and Officer of
50 Congress Street      Trustee                                    the Trust
Boston, MA
Age 40

William A. Oates, Jr.   President            22 years              Trustee and President
50 Congress Street                                                 of Northeast Investors
Boston, MA                                                         Growth Fund
Age 60

Gordon C. Barrett       Executive Vice       15 years              Officer of the Trust,
50 Congress Street      President and                              Northeast Investors
Boston, MA              Treasurer                                  Growth Fund,
Age 45                                                             Northeast Investors
                                                                   Management, Inc.

Robert B. Minturn       Trustee, Clerk,      22 years              Clerk and Trustee of          Northeast Investors
50 Congress Street      and Vice                                   the Trust                     Growth Fund
Boston, MA              President
Age 63

INDEPENDENT TRUSTEES

C. Earl Russell         Trustee              51 years              Adviser to the
50 Congress Street                                                 accounting firm of
Boston, MA                                                         Russell, Brier & Co.
Age 93

Fred L. Glimp           Trustee              22 years              Special Assistant to
1350 Massachusetts Ave.                                            President and former
Cambridge, MA                                                      Vice President for
Age 76                                                             Alumni Affairs and
                                                                   Development of
                                                                   Harvard University

J. Murray Howe          Trustee              16 years              Of counsel to the law
One Post Office Square                                             firm of Sullivan &
Boston, MA                                                         Worcester
Age 78

Peter J. Blampied       Trustee              2 years               President of Corcoran         Access Capital
100 Grandview Road                                                 Management Co. Inc.,          Strategies, LLC
Braintree, MA 02184                                                real estate                   Environmental
Age 60                                                                                           Corp.
(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Trustees
Ernest E. Monrad
Fred L. Glimp
Robert B. Minturn
J. Murray Howe
Bruce H. Monrad
Peter J. Blampied
C. Earl Russell

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., President
Gordon C. Barrett, Executive Vice President & Treasurer
Robert B. Minturn, Vice President & Clerk
David A. Randall, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Christine A. Socci, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
50 Congress Street
Boston, Massachusetts 02109

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks. Shares of the Fund are sold to investors at net asset value by:

                           Northeast Investors Trust
                               50 Congress Street
                          Boston, Massachusetts 02109
                                 (800) 225-6704
                                 (617) 523-3588

The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE InvGR, NE Investors.